UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2015 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS - 61.6%
AUSTRALIA - 6.3%
AUD	3,000	AAI Ltd., 6.75%, 10/06/2016(a)(b)	$2,413,458
AUD	1,800	AMP Group Finance Services Ltd., 7.00%, 03/02/2015	1,404,997
AUD	2,500	APT Pipelines Ltd., 7.75%, 07/22/2020	2,303,250
AUD	10,900	BHP Billiton Finance Ltd., 3.75%, 10/18/2017	8,690,041
AUD	8,200	Coca-Cola Amatil Ltd., 4.25%, 11/13/2019	6,703,840
AUD	5,300	DnB NOR Boligkreditt, 6.25%, 06/08/2016	4,313,742
AUD	5,000	KfW, 6.00%, 08/20/2020(c)	4,565,251
AUD	10,600	KfW, 6.25%, 02/23/2018(c)	9,194,486
AUD	10,500	KfW, 6.25%, 12/04/2019(c)	9,552,425
AUD	15,000	KfW, 6.25%, 05/19/2021(c)	14,082,709
AUD	9,788	Kommunalbanken AS, 6.50%, 04/12/2021	9,219,689
AUD	2,900	National Capital Trust III, 3.72%, 09/30/2016(a)(b)(d)	2,218,727
AUD	2,500	National Wealth Management Holdings Ltd., 6.75%, 06/16/2016(a)(b)	2,004,754
AUD	4,800	New Zealand Milk Australia Pty Ltd., 6.25%, 07/11/2016	3,910,821
AUD	4,300	Novion Property Group, 7.25%, 05/02/2016	3,522,090
AUD	4,800	Royal Womens Hospital Finance Pty Ltd., 6.20%, 03/26/2017(a)(b)(e)	3,628,730
AUD	6,000	SPI Australia Assets Pty Ltd., 7.00%, 08/12/2015	4,759,794
AUD	2,000	Telstra Corp., 8.75%, 01/15/2020	1,921,945
AUD	4,000	Westpac Banking Corp., 7.25%, 11/18/2016	3,364,613
AUD	3,600	Woolworths Ltd., 6.75%, 03/22/2016	2,927,623

			100,702,985

CHINA - 15.8%
USD	10,000	Central China Real Estate Ltd., 6.50%, 06/04/2016(b)(f)	9,251,540
USD	4,400	China Hongqiao Group Ltd., 7.63%, 06/26/2017(f)	4,318,428
USD	8,450	China Overseas Finance Cayman Island II Ltd., 5.50%, 11/10/2020(f)	9,228,482
USD	12,030	China Railway Resources Huitung Ltd., 3.85%, 02/05/2023(f)	12,355,556
USD	4,955	China Resources Gas Group Ltd., 4.50%, 04/05/2022(f)	5,281,926
USD	9,550	CIFI Holdings Group Co. Ltd., 12.25%, 04/15/2016(b)(f)	10,266,250
USD	8,980	CNOOC Finance 2012 Ltd., 3.88%, 05/02/2022(f)	9,352,418
USD	1,652	CNOOC Finance 2013 Ltd., 3.00%, 05/09/2023	1,616,614
USD	11,800	COSL Finance BVI Ltd., REG S, 3.25%, 09/06/2022(f)	11,450,201
USD	12,670	Country Garden Holdings Co. Ltd., 7.25%, 10/04/2017(b)(f)	12,353,250
USD	4,348	CRCC Yuxiang Ltd., 3.50%, 05/16/2023(f)	4,347,483
USD	1,949	ENN Energy Holdings Ltd., 6.00%, 05/13/2021(f)	2,189,939
CNH	13,000	Export-Import Bank of China, 3.25%, 01/17/2021	2,043,309
USD	5,531	Export-Import Bank of China, 3.63%, 07/31/2024(f)	5,855,493
USD	4,400	Franshion Development Ltd., 6.75%, 04/15/2021(f)	4,774,000
USD	13,200	Franshion Investment Ltd., 4.70%, 10/26/2017(f)	13,479,840
USD	5,876	Future Land Development Holdings Ltd., 10.25%, 07/21/2017(b)(f)	5,376,540
USD	8,800	Green Dragon Gas Ltd., 10.00%, 11/20/2015(b)(e)(f)	8,580,000
USD	5,745	Greenland Global Investment Ltd., 5.88%, 07/03/2024(f)	5,794,637
USD	8,629	Greenland Hong Kong Holdings Ltd., 4.75%, 10/18/2016(f)	8,607,427
USD	11,812	Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/2019	12,095,512
USD	3,907	Longfor Properties Co. Ltd., 6.75%, 01/29/2018(b)(f)	3,704,211
USD	6,500	Maoye International Holdings Ltd., 7.75%, 05/19/2017(f)	6,126,250
USD	14,434	Semiconductor Manufacturing International Corp., 4.13%, 10/07/2019(f)	14,660,975
USD	10,200	Sinopec Capital 2013 Ltd., 3.13%, 04/24/2023(f)	10,035,035
USD	1,600	Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/2022(f)	1,678,824
USD	1,300	Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/2042(f)	1,478,465
USD	4,400	Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/2023(f)	4,769,116
USD	3,460	Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024(f)	3,766,909
USD	6,312	Tingyi Cayman Islands Holding Corp., 3.88%, 06/20/2017(f)	6,519,665
USD	12,884	Trillion Chance Ltd., 8.50%, 01/10/2017(b)(f)	12,055,069

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
USD	19,000	Wanda Properties Overseas Ltd., 4.88%, 11/21/2018(f)	$19,317,908
USD	3,000	Yingde Gases Investment Ltd., 7.25%, 02/28/2020(f)	2,190,000
USD	4,852	Yingde Gases Investment Ltd., 144A, 8.13%, 04/22/2016(b)(f)	4,099,940
USD	5,313	Yingde Gases Investment Ltd., REG S, 8.13%, 04/22/2016(b)(f)	4,489,485

			253,510,697

HONG KONG - 7.1%
USD	10,103	Champion MTN Ltd., 3.75%, 01/17/2023(f)	9,535,181
USD	5,400	CNPC General Capital Ltd., 2.75%, 05/14/2019(f)	5,397,689
USD	4,282	CNPC General Capital Ltd., 3.40%, 04/16/2023(f)	4,260,260
USD	17,000	HLP Finance Ltd., 4.75%, 06/25/2022(f)	17,918,884
USD	1,600	Hong Kong Land Finance Cayman Islands Co. Ltd., 4.50%, 06/01/2022	1,740,219
USD	4,417	Hutchison Whampoa International Ltd., 1.63%, 10/31/2017(f)	4,382,344
USD	1,600	Hutchison Whampoa International Ltd., 4.63%, 09/11/2015(f)	1,637,227
USD	1,900	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033(f)	2,897,990
USD	7,014	Hutchison Whampoa International Ltd., 7.63%, 04/09/2019(f)	8,504,840
USD	1,862	LS Finance 2022 Ltd., 4.25%, 10/16/2022(f)	1,912,635
USD	1,250	Shimao Property Holdings Ltd., 6.63%, 01/14/2017(b)(f)	1,218,750
USD	7,758	Shimao Property Holdings Ltd., 8.13%, 01/22/2018(b)(f)	7,854,975
USD	18,192	Standard Chartered PLC, 3.95%, 01/11/2023(f)	18,155,362
USD	5,545	Standard Chartered PLC, 144A, 3.95%, 01/11/2023(f)	5,533,833
USD	1,800	Swire Pacific MTN Financing Ltd., 6.25%, 04/18/2018	2,023,117
USD	2,440	Swire Properties MTN Financing Ltd., 2.75%, 03/07/2020(f)	2,450,358
USD	17,300	Swire Properties MTN Financing Ltd., 4.38%, 06/18/2022(f)	18,742,820

			114,166,484

INDIA - 5.7%
USD	8,666	ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(f)	8,828,487
USD	2,799	Axis Bank Ltd, 5.13%, 09/05/2017(f)	2,989,900
USD	2,900	Bank of Baroda, 4.88%, 07/23/2019(f)	3,142,072
USD	3,050	Bank of Baroda, 5.00%, 08/24/2016(f)	3,189,400
USD	3,800	Bharti Airtel International Netherlands BV, 5.13%, 03/11/2023(f)	4,197,480
USD	6,487	GCX Ltd., 7.00%, 08/01/2016(b)(f)	6,617,155
USD	7,000	HDFC Bank Ltd., 3.00%, 03/06/2018(f)	7,131,810
USD	7,909	ICICI Bank Ltd., 3.50%, 03/18/2020(f)	8,072,685
USD	3,515	ICICI Bank Ltd., 4.80%, 05/22/2019(f)	3,784,653
USD	4,400	NTPC Ltd., 4.75%, 10/03/2022(f)	4,691,795
USD	12,500	NTPC Ltd., 5.63%, 07/14/2021(f)	14,014,775
INR	100,000	NTPC Ltd., 9.17%, 09/22/2024	1,721,171
INR	200,000	Power Grid Corp. of India Ltd., 8.93%, 10/20/2022	3,332,514
INR	300,000	Power Grid Corp. of India Ltd., 9.30%, 09/04/2024	5,178,803
INR	150,000	Rural Electrification Corp. Ltd., 9.34%, 08/25/2024	2,607,988
INR	270,000	Rural Electrification Corp. Ltd., 9.35%, 06/15/2022	4,568,268
USD	4,800	State Bank of India, 3.62%, 04/17/2019(f)	4,985,942
INR	100,000	Tata Motors Ltd., 9.73%, 10/01/2020	1,689,336

			90,744,234

INDONESIA - 4.1%
IDR	24,000,000	Bank OCBC Nisp Tbk PT, 6.90%, 02/19/2015	1,887,034
USD	7,600	Indo Energy Finance BV, 7.00%, 05/05/2015(b)(f)	6,008,180
USD	5,200	Indo Energy Finance II BV, 6.38%, 01/24/2018(b)(f)	3,406,000
USD	1,200	Jababeka International BV, 7.50%, 09/24/2017(b)(f)	1,183,746
USD	3,150	Majapahit Holding BV, 7.88%, 06/29/2037(f)	3,925,688
USD	8,900	Majapahit Holding BV, 8.00%, 08/07/2019(f)	10,435,250

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
USD	2,940	Pertamina Persero PT, 4.30%, 05/20/2023(f)	$2,917,950
USD	11,900	Pertamina Persero PT, 6.00%, 05/03/2042(f)	12,167,750
USD	7,600	Pertamina Persero PT, 6.45%, 05/30/2044(f)	8,303,000
USD	4,600	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(f)	4,358,500
USD	6,009	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042(f)	5,693,527
USD	4,600	TBG Global Pte Ltd., 4.63%, 04/03/2016(b)(f)	4,611,500

			64,898,125

MALAYSIA - 2.6%
MYR	5,000	AmBank M Bhd, 4.95%, 03/25/2015	1,379,967
USD	11,700	AMBB Capital (L) Ltd., 6.77%, 01/27/2016(a)(b)(d)	11,719,542
MYR	15,000	Bank Pembangunan Malaysia Bhd MTN, 4.15%, 04/10/2015(c)	4,136,899
USD	900	Petroliam Nasional Bhd, 7.63%, 10/15/2026(f)	1,261,818
USD	50	Petronas Capital Ltd., 5.25%, 08/12/2019(f)	55,819
USD	6,791	Petronas Capital Ltd., 7.88%, 05/22/2022(f)	8,848,157
USD	2,650	Public Bank Bhd, 6.84%, 08/22/2016(a)(b)	2,677,157
USD	11,550	SBB Capital Corp., 6.62%, 11/02/2015(a)(b)(d)(f)	11,608,004

			41,687,363

PHILIPPINES - 2.5%
USD	3,700	Energy Development Corp., 6.50%, 01/20/2021(f)	4,023,750
USD	3,072	Philippine Long Distance Telephone Co., 8.35%, 03/06/2017	3,456,000
USD	5,983	Power Sector Assets & Liabilities Management Corp., 7.25%, 05/27/2019(c)(f)	7,157,164
USD	19,317	Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/2024(c)(f)	25,764,048

			40,400,962

REPUBLIC OF SOUTH KOREA - 6.3%
USD	3,000	Export-Import Bank of Korea, 5.13%, 03/16/2015	3,015,546
USD	4,211	Korea Exchange Bank, 2.50%, 06/12/2019(f)	4,260,020
USD	2,050	Korea Expressway Corp., 1.88%, 10/22/2017(f)	2,051,970
USD	12,750	Korea Expressway Corp., 4.50%, 03/23/2015(f)	12,812,934
USD	2,300	Korea Gas Corp., 2.25%, 07/25/2017(f)	2,328,380
USD	1,400	Korea Gas Corp., 2.88%, 07/29/2018(f)	1,429,691
USD	7,633	Korea Gas Corp., 3.50%, 07/02/2026(f)	8,105,994
USD	4,000	Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/2018(f)	4,112,852
USD	17,600	Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/2022(f)	18,045,685
USD	3,000	Korea South-East Power Co. Ltd., 3.63%, 01/29/2017(f)	3,107,802
USD	12,470	Korea South-East Power Co. Ltd., 6.00%, 05/25/2016(f)	13,221,168
USD	11,000	Korea Western Power Co. Ltd., 2.88%, 10/10/2018(f)	11,277,497
USD	6,390	Minera y Metalergica del Boleo SA de CV, 2.88%, 05/07/2019(f)	6,583,010
USD	4,200	Shinhan Bank, 1.88%, 07/30/2018(f)	4,170,020
USD	5,880	Shinhan Bank, 5.66%, 03/02/2015(a)(b)(f)	5,850,600

			100,373,169

SINGAPORE - 1.7%
SGD	2,750	CapitaMalls Asia Treasury Ltd., 3.95%, 08/24/2017	2,131,614
USD	8,900	Oversea-Chinese Banking Corp. Ltd., 3.15%, 03/11/2018(a)(b)(f)	9,071,512
USD	7,450	Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/2017(a)(b)(f)	7,717,753
USD	4,000	United Overseas Bank Ltd., 2.88%, 10/17/2017(a)(b)(f)	4,057,160
USD	4,400	United Overseas Bank Ltd., 3.75%, 09/19/2019(a)(b)(f)	4,557,960

			27,535,999

SRI LANKA - 0.2%
USD	3,300	Bank of Ceylon, 5.33%, 04/16/2018(f)	3,291,750

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
SUPRANATIONAL - 4.8%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	$12,469,541
AUD	13,800	Asian Development Bank, 5.50%, 02/15/2016	11,081,495
AUD	16,800	Asian Development Bank, 6.25%, 03/05/2020	15,370,069
AUD	10,000	Inter-American Development Bank, 6.00%, 05/25/2016	8,149,880
AUD	11,200	Inter-American Development Bank, 6.50%, 08/20/2019	10,205,480
AUD	8,900	International Bank for Reconstruction & Development, 5.75%, 10/21/2019	7,919,374
AUD	10,300	International Bank for Reconstruction & Development, 6.00%, 11/09/2016	8,525,159
AUD	2,600	International Finance Corp., 5.75%, 07/28/2020	2,350,870

			76,071,868

THAILAND - 4.5%
USD	2,400	Bangkok Bank PCL, 4.80%, 10/18/2020(f)	2,643,509
USD	4,200	Bangkok Bank PCL, 5.00%, 10/03/2023(f)	4,801,852
USD	4,800	Bangkok Bank PCL, 9.03%, 03/15/2029(f)	6,710,002
USD	17,170	Krung Thai Bank PCL, 5.20%, 12/26/2019(a)(b)(f)	17,824,795
USD	9,440	PTT Global Chemical PCL, 4.25%, 09/19/2022(f)	9,705,330
USD	4,330	PTT Global Chemical PCL, 144A, 4.25%, 09/19/2022(f)	4,451,703
USD	7,400	PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(f)	8,345,520
USD	4,500	Siam Commercial Bank Ltd., 3.38%, 09/19/2017(f)	4,647,582
USD	12,002	Siam Commercial Bank PCL, 3.50%, 04/07/2019(f)	12,445,966

			71,576,259

Total Corporate Bonds - 61.6% (cost $1,009,527,835)			984,959,895

GOVERNMENT BONDS - 68.3%
AUSTRALIA - 38.9%
AUD	34,700	Australia Government Bond, 3.25%, 04/21/2025	28,953,000
AUD	30,300	Australia Government Bond, 3.25%, 04/21/2029(f)	25,257,666
AUD	45,800	Australia Government Bond, 3.75%, 04/21/2037	40,593,187
AUD	76,500	Australia Government Bond, 4.50%, 04/21/2033(f)	74,218,916
AUD	99,700	Australia Government Bond, 5.50%, 01/21/2018	85,542,610
AUD	7,000	Australia Government Bond, 5.50%, 04/21/2023	6,733,890
AUD	35,300	Australia Government Bond, 5.75%, 07/15/2022	34,021,802
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	14,303,799
AUD	5,950	Queensland Treasury Corp., 6.00%, 10/14/2015(c)(f)	4,755,611
AUD	27,100	Queensland Treasury Corp., 6.00%, 04/21/2016(f)	22,062,123
AUD	22,850	Queensland Treasury Corp., 6.00%, 02/21/2018(f)	19,756,827
AUD	31,190	Queensland Treasury Corp., 6.00%, 06/14/2021(c)(f)	29,539,787
AUD	47,100	Queensland Treasury Corp., 6.25%, 06/14/2019(c)	42,912,884
AUD	24,330	Queensland Treasury Corp., 6.25%, 02/21/2020(f)	22,441,933
AUD	131,500	Treasury Corp. of Victoria, 5.75%, 11/15/2016	108,830,382
AUD	14,250	Treasury Corp. of Victoria, 6.00%, 06/15/2020	13,122,977
AUD	35,350	Treasury Corp. of Victoria, 6.00%, 10/17/2022	34,082,651
AUD	15,000	Western Australian Treasury Corp., 7.00%, 07/15/2021	14,720,651

			621,850,696

CHINA - 4.3%
CNH	10,000	Agriculture Development Bank of China Co., Ltd., 3.08%, 01/16/2016	1,576,020
CNH	13,000	China Development Bank, 3.35%, 03/20/2017	2,042,909
CNY	15,000	China Development Bank, 5.80%, 01/03/2016	2,464,238
CNH	17,500	China Government Bond, 1.40%, 08/18/2016	2,700,528
CNH	10,000	China Government Bond, 1.80%, 12/01/2015	1,575,995
CNH	18,000	China Government Bond, 2.48%, 12/01/2020	2,732,449
CNY	50,000	China Government Bond, 3.28%, 08/05/2020(g)	7,931,443

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
CNY	10,000	China Government Bond, 3.36%, 05/24/2022(g)	$1,584,801
CNY	70,000	China Government Bond, 3.41%, 06/24/2020(g)	11,179,485
CNY	20,000	China Government Bond, 3.46%, 07/11/2020(g)	3,201,312
CNY	8,000	China Government Bond, 3.55%, 10/20/2016(g)	1,286,750
CNY	2,000	China Government Bond, 3.57%, 11/17/2021(g)	321,432
CNY	30,000	China Government Bond, 3.60%, 02/17/2016(g)	4,818,266
CNY	4,000	China Government Bond, 3.77%, 08/15/2016(g)	645,072
CNY	20,000	China Government Bond, 3.83%, 01/27/2018(g)	3,251,169
CNY	60,000	China Government Bond, 4.08%, 08/22/2023(g)	9,984,486
CNY	30,000	China Government Bond, 4.10%, 09/27/2032(g)	4,975,594
CNY	18,000	China Government Bond, 4.13%, 11/07/2018(g)	2,960,238
CNY	20,000	China Government Bond, 4.13%, 09/18/2024(g)	3,362,014

			68,594,201

INDIA - 2.8%
INR	502,500	India Government Bond, 7.28%, 06/03/2019	7,998,792
INR	1,885,000	India Government Bond, 8.12%, 12/10/2020	31,019,488
INR	125,000	India Government Bond, 8.30%, 07/02/2040	2,159,831
INR	16,000	India Government Bond, 8.33%, 06/07/2036	281,444
INR	150,000	India Government Bond, 8.83%, 12/12/2041	2,714,023

			44,173,578

INDONESIA - 5.9%
IDR	167,000,000	Indonesia Government Bond, Barclays Credit Linked Note, 9.50%, 06/17/2015	13,315,177
USD	3,981	Indonesia Government Bond, Perusahaan Penerbit SBSN, 4.35%, 09/10/2024(f)	4,065,596
USD	7,989	Indonesia Government International Bond, 3.38%, 04/15/2023(f)	7,819,234
USD	14,700	Indonesia Government International Bond, 4.63%, 04/15/2043(f)	14,442,750
USD	3,500	Indonesia Government International Bond, 5.25%, 01/17/2042(f)	3,718,750
USD	7,400	Indonesia Government International Bond, 5.88%, 03/13/2020(f)	8,343,500
USD	6,900	Indonesia Government International Bond, 6.63%, 02/17/2037(f)	8,469,750
IDR	47,000,000	Indonesia Treasury Bond, 8.25%, 06/15/2032	4,001,539
IDR	312,400,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	26,955,305
IDR	21,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,989,343
USD	2,050	Perusahaan Penerbit SBSN, 4.00%, 11/21/2018(f)	2,142,250

			95,263,194

MALAYSIA - 3.6%
MYR	600	Malaysia Government Bond, 3.49%, 03/31/2020	163,503
MYR	20,400	Malaysia Government Bond, 4.16%, 07/15/2021	5,736,882
MYR	55,000	Malaysia Government Bond, 4.18%, 07/15/2024	15,581,524
MYR	100,000	Malaysia Government Bond, 4.50%, 04/15/2030	28,720,921
MYR	26,667	Malaysia Government Bond, 4.94%, 12/06/2028	7,776,385

			57,979,215

NEW ZEALAND - 0.2%
NZD	2,150	New Zealand Government Bond, 6.00%, 04/15/2015(f)	1,572,100
NZD	1,500	Province of Quebec, 6.75%, 11/09/2015	1,113,942

			2,686,042

PHILIPPINES - 2.2%
PHP	347,040	Philippine Government Bond, 5.75%, 11/24/2021	8,915,527
PHP	544	Philippine Government Bond, 6.38%, 01/19/2022	14,491
PHP	331,030	Philippine Government Bond, 9.13%, 09/04/2016	8,262,499
PHP	140,000	Philippine Government International Bond, 3.63%, 03/21/2033	3,131,869
USD	7,050	Philippine Government International Bond, 7.75%, 01/14/2031	10,698,375
USD	2,970	Philippine Government International Bond, 9.88%, 01/15/2019	3,859,159

			34,881,920

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

Principal Amount (000)	Description		Value (US$)
REPUBLIC OF SOUTH KOREA - 6.1%
USD	5,600	Korea Land & Housing Corp., 1.88%, 08/02/2017(f)	$5,618,592
KRW	7,000,000	Korea Monetary Stabilization Bond, 2.47%, 04/02/2015	6,405,845
KRW	8,000,000	Korea Monetary Stabilization Bond, 2.76%, 06/02/2015	7,333,687
KRW	6,850,610	Korea Treasury Bond, 1.50%, 06/10/2021(h)	6,365,893
KRW	2,000,000	Korea Treasury Bond, 2.75%, 09/10/2017	1,863,791
KRW	14,500,000	Korea Treasury Bond, 3.00%, 09/10/2024	14,129,942
KRW	15,500,000	Korea Treasury Bond, 3.25%, 09/10/2018	14,777,697
KRW	10,300,000	Korea Treasury Bond, 3.38%, 09/10/2023	10,275,295
KRW	22,000,000	Korea Treasury Bond, 3.50%, 03/10/2024	22,233,338
KRW	3,300,000	Korea Treasury Bond, 3.75%, 06/10/2022	3,342,095
KRW	5,000,000	Korea Treasury Bond, 4.25%, 06/10/2021	5,147,353

			97,493,528

SINGAPORE - 0.4%
SGD	3,000	Housing & Development Board, 1.01%, 09/19/2016	2,204,379
SGD	3,000	Housing & Development Board, 1.83%, 11/21/2018(f)	2,211,866
SGD	750	Housing & Development Board, 2.02%, 02/22/2016	558,848
SGD	2,000	Housing & Development Board, 3.14%, 03/18/2021	1,545,553

			6,520,646

SRI LANKA - 0.9%
LKR	90,000	Sri Lanka Government Bonds, 8.00%, 09/01/2016	694,121
LKR	151,000	Sri Lanka Government Bonds, 8.00%, 11/15/2018	1,172,030
LKR	724,600	Sri Lanka Government Bonds, 8.50%, 11/01/2015	5,578,842
LKR	230,000	Sri Lanka Government Bonds, 8.50%, 04/01/2018	1,806,185
LKR	388,000	Sri Lanka Government Bonds, 8.50%, 07/15/2018	3,101,209
LKR	293,000	Sri Lanka Government Bonds, 8.75%, 05/15/2017	2,294,025

			14,646,412

THAILAND - 3.0%
THB	634,538	Thailand Government Bond, 1.20%, 07/14/2021(f)(h)	18,300,341
THB	328,784	Thailand Government Bond, 1.25%, 03/12/2028(f)(h)	8,676,904
THB	321,000	Thailand Government Bond, 3.45%, 03/08/2019	10,237,938
THB	335,000	Thailand Government Bond, 3.63%, 06/16/2023	11,056,863

			48,272,046

Total Government Bonds - 68.3% (cost $1,159,939,103)			1,092,361,478

SHORT-TERM INVESTMENT - 3.0%
UNITED STATES - 3.0%
USD	47,871	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 01/30/2015, due 02/02/2015 in the amount of $47,871,000 (collateralized by $38,390,000 U.S. Treasury Obligations, maturing 08/15/2024 - 11/15/2041; value of $48,836,700)	47,871,000

Total Short-Term Investment - 3.0% (cost $47,871,000)			47,871,000

Total Investments - 132.9% (cost $2,217,337,938)			2,125,192,373

Liabilities in Excess of Other Assets - (32.9)%			(525,935,981)

Net Assets - 100.0%			$1,599,256,392

AUD - Australian Dollar

CNH - Chinese Yuan Renminbi Offshore

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2015

CNY - Chinese Yuan Renminbi

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

LKR - Sri Lanka Rupee

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thai Baht

USD - U.S. Dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2015.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	This security is government guaranteed.

(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(e)	Illiquid security.

(f)	Denotes a restricted security, see Note (c).

(g)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.

(h)	Inflation linked security.

At January 31, 2015, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	(235)	03/31/2015	$(185,627)
United States Treasury Note 6%-5 year	UBS	262	03/31/2015	587,390
United States Treasury Note 6%-10 year	UBS	(3,172)	03/20/2015	(13,835,281)
United States Treasury Note 6%-30 year	UBS	(59)	03/20/2015	(572,291)

				$(14,005,809)

At January 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi/United States Dollar
03/10/2015	Credit Suisse	CNY 177,620,500	USD 28,500,000	$28,300,629	$(199,371)
03/10/2015	Deutche Bank	CNY 88,836,500	USD 14,380,000	14,154,497	(225,503)
07/14/2015	UBS	CNY 202,560,100	USD 32,600,000	31,942,290	(657,710)
Chinese Yuan Renminbi Offshore/United States Dollar
07/14/2015	Royal Bank of Canada	CNH 79,824,627	USD 12,800,000	12,484,982	(315,018)
07/14/2015	State Street	CNH 176,540,000	USD 28,000,000	27,611,764	(388,236)
Indian Rupee/United States Dollar
03/09/2015	UBS	INR 6,638,421,000	USD 105,800,000	106,438,131	638,131
Philippine Peso/United States Dollar
02/10/2015	Standard Chartered Bank	PHP 344,636,500	USD 7,700,000	7,813,495	113,495
Singapore Dollar/United States Dollar
03/13/2015	Goldman Sachs	SGD 64,311,908	USD 49,050,000	47,508,655	(1,541,345)
South Korean Won/United States Dollar
03/05/2015	Royal Bank of Canada	KRW 8,455,980,000	USD 7,800,000	7,730,338	(69,662)

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2015

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
03/05/2015	State Street	KRW 2,380,554,000	USD 2,200,000	$2,176,269	$(23,731)
03/05/2015	UBS	KRW 7,406,900,000	USD 6,700,000	6,771,284	71,284
Thai Baht/United States Dollar
02/12/2015	State Street	THB 297,615,500	USD 9,100,000	9,089,033	(10,967)
02/12/2015	UBS	THB 298,440,000	USD 9,000,000	9,114,212	114,212

				$311,135,579	$(2,494,421)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
03/10/2015	Standard Chartered Bank	USD 66,200,000	CNY 408,627,280	$65,107,401	$1,092,599
07/14/2015	Deutsche Bank	USD 32,400,000	CNY 202,532,400	31,937,922	462,078
United States Dollar/Chinese Yuan Renminbi Offshore
07/14/2015	Goldman Sachs	USD 13,000,000	CNH 80,990,000	12,667,252	332,748
07/14/2015	State Street	USD 28,200,000	CNH 176,463,860	27,599,855	600,145
United States Dollar/Malaysian Ringgit
03/18/2015	Deutsche Bank	USD 21,700,000	MYR 76,621,750	21,046,101	653,899
03/18/2015	Goldman Sachs	USD 7,800,000	MYR 28,173,600	7,738,592	61,408
United States Dollar/Philippine Peso
02/10/2015	Goldman Sachs	USD 6,900,000	PHP 310,983,000	7,050,513	(150,513)
02/10/2015	Standard Chartered Bank	USD 21,900,000	PHP 989,773,100	22,439,836	(539,836)
United States Dollar/Singapore Dollar
03/13/2015	Goldman Sachs	USD 54,200,000	SGD 71,064,330	52,496,822	1,703,178
03/13/2015	UBS	USD 2,300,000	SGD 3,072,398	2,269,649	30,351
United States Dollar/South Korean Won
03/05/2015	State Street	USD 25,120,000	KRW 27,829,038,000	25,440,916	(320,916)
United States Dollar/Thai Baht
02/12/2015	UBS	USD 49,820,000	THB 1,647,049,200	50,300,081	(480,081)

				$326,094,940	$3,445,060

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2015, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Appreciation/ (Depreciation)
USD	84,000,000	10/31/2016	Barclays Bank	Receive	3-month LIBOR Index	1.42%	$(1,468,383)
USD	66,000,000	11/01/2017	Barclays Bank	Receive	3-month LIBOR Index	0.84%	53,569

							$(1,414,814)

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited)

January 31, 2015

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates such as 1,3,6,9,12 month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at last bid if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication

Notes to Portfolio of Investments (Unaudited) (continued)

January 31, 2015

of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$984,959,895	$—	$984,959,895
Government Bonds	—	1,092,361,478	—	1,092,361,478

Total Fixed Income Investments	—	2,077,321,373	—	2,077,321,373
Short-Term Investment	—	47,871,000	—	47,871,000

Total Investments	$—	$2,125,192,373	$—	$2,125,192,373

Other Financial Instruments
Futures Contracts	$587,390	$—	$—	$587,390
Forward Foreign Currency Exchange Contracts	—	5,873,528	—	5,873,528
Interest Rate Swap Agreements	—	53,569	—	53,569

Total Other Financial Instruments	$587,390	$5,927,097	$—	$5,884,487

Total Assets	$587,390	$2,131,119,470	$—	$2,131,706,860

Liabilities
Other Financial Instruments
Futures Contracts	$(14,593,199)	$—	$—	(14,593,199)
Forward Foreign Currency Exchange Contracts	—	(4,922,889)	—	(4,922,889)
Interest Rate Swap Agreements	—	(1,468,383)	—	(1,468,383)

Total Liabilities	$(14,593,199)	$(6,391,272)	$—	$(20,984,471)

Amounts listed as “—” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3. For the period ended January 31, 2015, there have been no significant changes to the fair valuation methodologies.

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $47,871,000 as of January 31, 2015. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2015. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments.

c. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

d. Credit-Linked Notes:

The Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may

Notes to Portfolio of Investments (Unaudited) (concluded)

January 31, 2015

sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

e. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2015 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,036,720,091	$104,072,323	$(15,600,041)	$88,472,282

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard, Principal Executive Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 25, 2015

BY:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 25, 2015